Long-term investments - Preliminary Allocation of the Assets Acquired and Liabilities Assumed (Detail) - Odell SponsorCo CAD in Thousands	Sep. 15, 2016 CAD
Business Acquisition [Line Items]
Working capital	CAD 11,836
Property, plant and equipment	469,222
Asset retirement obligation	(4,812)
Deferred tax liability	(4,273)
Non-controlling interest (tax equity investors)	(237,156)
Net assets	CAD 234,817